INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-sale
The Company’s marketable securities by security type are summarized as follows:

	As of December 31, 2021
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
Asset backed securities	$11,101	$(56)	$11,045
Commercial paper and corporate bonds	234,497	(551)	233,946
U.S. government agency debt securities	16,929	(69)	16,860
Total available-for-sale securities	$262,527	$(676)	$261,851
Contractual maturities of the Company’s available-for-sale and trading securities are summarized as follows:

	As of December 31, 2021
	Amortized Cost	Estimated Fair Value
Due in less than one year	$163,377	$163,273
Due in one to five years	103,400	102,878
Total investments	$266,777	$266,151